Revenue - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Voyage revenues	$ 153,060	$ 122,315	$ 302,804	$ 237,621
LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	141,833	105,405	279,655	206,831
LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	8,858	6,767	18,018	10,390
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	2,369	10,143	5,131	20,400
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	2,369	10,143	5,131	20,400
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	136,053	101,173	269,590	200,030
Time charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	133,684	96,857	264,459	190,316
Time charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Time charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	2,369	4,316	5,131	9,714
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	8,858	12,486	18,018	20,860
Voyage charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Voyage charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	8,858	6,767	18,018	10,390
Voyage charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	5,719	0	10,470
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues	6,129	5,734	12,191	11,111
Bareboat charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,129	5,734	12,191	11,111
Bareboat charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Bareboat charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	2,020	2,922	3,005	5,620
Management fees and other | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	2,020	2,814	3,005	5,404
Management fees and other | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Management fees and other | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	108	0	216
Non-lease Component [Member]
Segment Reporting Information [Line Items]
Voyage revenues	7,734	7,046	14,244	13,884
Non-lease Component [Member] | Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	5,714	4,124	11,239	8,264
Non-lease Component [Member] | Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	2,020	2,922	3,005	5,620
Lease Component [Member]
Segment Reporting Information [Line Items]
Operating Leases, Income Statement, Lease Revenue	131,062	105,465	260,822	204,282
Sales-type Lease, Interest Income, Lease Receivable	12,969	9,954	25,763	19,914
Operating Lease, Variable Lease Income	1,295	0	1,975	0
Variable Lease, Payment	0	(150)	0	(459)
Voyage revenues	$ 145,326	$ 115,269	$ 288,560	$ 223,737